Consolidated Statements of Operations (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 5,647	$ 4,815	$ 4,358
Cost of revenue	(3,007)	(2,638)	(2,370)
Gross profit	2,640	2,177	1,988
Research and development	(763)	(639)	(628)
Selling, general and administrative	(838)	(896)	(977)
Other income (expense)	10	9	29
Operating income (loss)	1,049	651	412
Financial income (expense):
Extinguishment of debt	(3)	(114)	(161)
Other financial income (expense)	(407)	(160)	(276)
Income (loss) before income taxes	639	377	(25)
Benefit (provision) for income taxes	(40)	(20)	(1)
Results relating to equity-accounted investees	8	58	(27)
Income (loss) from continuing operations	607	415	(53)
Income (loss) on discontinued operations, net of tax			1
Net income (loss)	607	415	(52)
Less: Net income (loss) attributable to non-controlling interests	68	67	63
Net income (loss) attributable to stockholders	$ 539	$ 348	$ (115)
Basic earnings per common share attributable to stockholders in $
- Income (loss) from continuing operations	$ 2.27	$ 1.40	$ (0.46)
- Income (loss) from discontinued operations	$ 0	$ 0	$ 0
- Net income (loss)	$ 2.27	$ 1.40	$ (0.46)
Diluted earnings per common share attributable to stockholders in $
- Income (loss) from continuing operations	$ 2.17	$ 1.36	$ (0.46)
- Income (loss) from discontinued operations	$ 0	$ 0	$ 0
- Net income (loss)	$ 2.17	$ 1.36	$ (0.46)
Weighted average number of shares of common stock outstanding during the year (in thousands)
- Basic	237,954	248,526	248,064
- Diluted	248,609	255,050	248,064